Document and Entity Information	Aug. 01, 2023
Document And Entity Information [Line Items]
Entity Information, Former Legal or Registered Name	Allurion Technologies Holdings,Inc.
Amendment Flag	false
Entity Central Index Key	0001964979
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Aug. 01, 2023
Entity Registrant Name	ALLURION TECHNOLOGIES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-41767
Entity Tax Identification Number	92-2182207
Entity Address, Address Line One	11 Huron Drive
Entity Address, City or Town	Natick
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01760
City Area Code	(508)
Local Phone Number	647-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	ALUR
Security Exchange Name	NYSE
Warrants To Purchase 1.420455 Shares Of Common Stock Each At An Exercise Price Of 8.10 Per Share Of Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase 1.420455 shares of common stock, each at an exercise price of $8.10 per share of common stock
Trading Symbol	ALUR WS
Security Exchange Name	NYSE